Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (95)
Unrealized Losses, 12 months or more	(49)
Unrealized Losses, Total	(144)
Fair value, Less than 12 months	5,881
Fair value, 12 months or more	7,749
Fair value, Total	$ 13,630